Taxes on Income - Summary of Income Before Taxes on Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest [Abstract]
Income before taxes on income, Israeli	$ 1,669	$ 8,603	$ 77
Income before taxes on income, Non-Israeli	130,306	87,300	71,042
INCOME BEFORE TAXES ON INCOME	$ 131,975	$ 95,903	$ 71,119